Goodwill and Other Acquired Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Roll Forward]
Balance, end of the period	$ 10,227.5	[1]	$ 6,214.4	[1]	$ 6,203.9
Group Insurance [Member]
Goodwill [Roll Forward]
Balance, end of the period	113.0		113.0
Coventry [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	4,014.8	[2]	0	[2]
Prodigy Health Group [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0		(1.7)		445.0
Medicity Inc [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0		0.1		385.0
PayFlex [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0		1.6		149.0
Genworth Financial Inc Medicare Supplement Business [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0		1.5		53.0
Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	$ (1.7)		$ 9.0

[1]	At both December 31, 2013 and 2012, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	Goodwill related to the acquisition of Coventry is considered preliminary, pending the final allocation of the applicable purchase price.